Fair Value Measurements (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 11,267,905	$ 11,113,429
Investments at fair value	12,067,778	11,820,791
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,832,210	2,721,117
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,818,968	2,707,010
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	13,242	14,107
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,235,568	9,099,674
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	975,058	952,431
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	975,058	952,431
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	904,135	838,435
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	904,135	838,435
Common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Self-directed brokerage fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	199,493	162,497
Self-directed brokerage fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	186,251	148,390
Self-directed brokerage fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	13,242	14,107
Separately managed account | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	753,524	767,754
Separately managed account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	753,524	767,754
Separately managed account | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0